Property:	12 Months Ended
Dec. 31, 2010
Property:
Property:

6. Property:

        Property at December 31, 2010 and 2009 consists of the following:

	2010	2009
Land	$1,158,139	$1,052,761
Building improvements	4,934,391	4,614,706
Tenant improvements	398,556	338,259
Equipment and furnishings	124,530	108,199
Construction in progress	292,891	583,334

	6,908,507	6,697,259
Less accumulated depreciation	(1,234,380)	(1,039,320)

	$5,674,127	$5,657,939

        Depreciation expense for the years ended December 31, 2010, 2009 and 2008 was $204,947, $219,391 and $188,659, respectively.

        The Company recognized a gain on the sale of land of $0, $5,073 and $1,387 for the years ended December 31, 2010, 2009 and 2008, respectively, and a gain (loss) on sale or write down of assets of $497, $156,864 and ($32,298) for the years ended December 31, 2010, 2009 and 2008, respectively.

        The gain on sale or write down of assets for the year ended December 31, 2009 includes a gain of $154,156 on the sale of a 49% interest in Queens Center and a gain of $2,506 on the sale of a 75% interest in FlatIron Crossing. (See Note 4—Investments in Unconsolidated Joint Ventures.)

        The loss on sale or write down of assets for the year ended December 31, 2008 includes an impairment charge of $19,237 to reduce the carrying value of land held for development, the write-off of $8,613 in costs on development projects the Company determined not to pursue and a charge of $5,347 related to the Company's termination of its plan to sell its portfolio of former Mervyn's stores located at shopping centers not owned or managed by the Company (See Note 16—Discontinued Operations). As a result of its decision not to sell the Mervyn's portfolio, the Company revalued the assets related to the stores at the lower of their (i) carrying amount before the assets were classified as held for sale, adjusted for depreciation that would otherwise have been recognized had the assets been continuously classified as held and used, or (ii) the fair value of the assets at the date subsequent to the decision not to sell. Accordingly, the Company recorded a loss on sale or write-down of assets.